U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type

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1.    Name and address of issuer:
         Phoenix Duff & Phelps Institutional Mutual Funds
         101 Munson Street
         Greenfield, MA 01301

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2.    Name of each series or class of funds for which this notice is filed:
         Phoenix Duff & Phelps Institutional Mutual Funds Balanced Portfolio
               Class X Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Balanced Portfolio
               Class Y Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Managed Bond Portfolio
               Class X Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Managed Bond Portfolio
               Class Y Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Enhanced Reserves
               Portfolio Class X Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Enhanced Reserves
               Portfolio Class Y Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Growth Stock Portfolio
               Class X Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Growth Stock Portfolio
               Class Y Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Money Market Portfolio
               Class X Shares
         Phoenix Duff & Phelps Institutional Mutual Funds Money Market Portfolio
               Class Y Shares
         Phoenix Duff & Phelps Institutional Mutual Funds U.S. Government
               Securities Portfolio Class X Shares
         Phoenix Duff & Phelps Institutional Mutual Funds U.S. Government
               Securities Portfolio Class Y Shares
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3.    Investment Company Act File Number:   811-9140

      Securities Act File Number:           33-80057

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4.    Last day of fiscal year for which this notice is filed:
               December 31, 1996

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5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                    [  ]

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6.    Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                      None

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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                      None

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9.    Number and aggregate sale price of securities sold during the fiscal year:
      84,831,625 shares          $852,612,810.93

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

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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
      82,796,900 shares          $819,633,886.79

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11.   Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
      2,034,725 shares           $32,978,924.14

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12.   Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during the
           fiscal year in reliance on rule 24f-2
           (from Item 10):                                      $ 819,633,886.79
                                                                ----------------

      (ii) Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11,
           if applicable):                                       + 32,978,924.14
                                                                ----------------

      (iii)Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              - 606,449,792.82
                                                                ----------------

      (iv) Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing fees
           pursuant to rule 24e-2 (if applicable):
                                                                +
                                                                ----------------

      (v)  Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv) (if applicable):                             246,163,018.11
                                                                ----------------

      (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see Instruction C.6):                 x 1/3300
                                                                ----------------

      (vii)Fee due [line (i) or line (v) multiplied by
           line (vi)]                                           $ 74,594.85
                                                                ----------------

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [ X ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
               February 26, 1997

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Thomas N. Steenburg
                                ------------------------------------------------

                                Thomas N. Steenburg, Assistant Secretary
                                ------------------------------------------------
                                Phoenix Duff & Phelps Institutional Mutual Funds

      Date   2/ 27/97
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             *Please print the name and title of the signing officer below the signature
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